Share capital	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Share capital
22.
Share capital

	Number of issued shares*	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million	Treasury Shares RMB’million
Balance January 1, 2020
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,355,065,938	2	34,425	(31)	-
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	619	-	-
-Shares held for share award schemes (note ii)	-	-	-	(47)	-
-Shares allotted and issued for share award schemes (note iii)	30,077,800	-	-	-	-
Repurchase of ordinary shares (note iv)	-	-	-	-	(134)
Balance December 31, 2020
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,385,143,738	2	35,044	(78)	(134)
Expiry of put right of puttable ordinary shares (note v)	-	-	535	-	-
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	659	-	35
-Shares held for share award schemes (note ii)	-	-	-	(105)	-
Issuance of ordinary shares	5,010,526	-	-	-	-
Repurchase of ordinary shares (note iv)	-	-	-	-	(3,561)
Balance December 31, 2021
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,390,154,264	2	36,238	(183)	(3,660)
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	218	-	356
-Shares held for share award schemes (note ii)	-	-	-	(19)	-
-Shares allotted and issued for share award schemes (note iii)	42,000,000	-	-	-	-
Repurchase of ordinary shares (note iv)	-	-	-	-	(3,045)
Shares cancellation	(2)	-	-	-	-
Balance December 31, 2022
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,432,154,262	2	36,456	(202)	(6,349)

As at December 31, 2021 and 2022, analysis of the Company’s issued shares is as follows:

	As at December 31, 2021		As at December 31, 2022
	Number of issued shares	Share capital RMB’million	Number of issued shares	Share capital RMB’million
Class A ordinary shares	1,675,015,086	1	1,717,015,084	1
Class B ordinary shares	1,715,139,178	1	1,715,139,178	1
	3,390,154,264	2	3,432,154,262	2

* All issued shares were fully paid as at December 31, 2021 and 2022.

(i)
During the years ended December 31, 2021 and 2022, the Company transferred 983,764 and 11,906,200 Class A ordinary shares from the Treasury shares to the grantees for the exercise of share options/RSUs, respectively.
(ii)
During the years ended December 31, 2020, 2021 and 2022, the Share Scheme Trust withheld 1,046,852, 1,878,732 and 1,188,136 Class A ordinary shares of the Company for an amount of approximately RMB47 million, RMB105 million and RMB19 million which had been deducted from the equity.
(iii)
As at December 31, 2021, and 2022, 16,297,722 and 53,270,922 Class A ordinary shares are held in the Share Scheme Trust for the purpose of granting awarded shares to the participants under the Share Award Schemes, respectively.

In September 2022, the Company issued 42,000,000 Class A ordinary shares to a wholly owned subsidiary of the Company, for future granting of awards under the Company’s share incentive plans and/or such other purposes as the Company may determine in its absolute discretion.

(iv)
Repurchase of shares

In December 2019, the board of directors of the Company authorized a share repurchase scheme under which the Company might repurchase up to US$400 million of its Class A ordinary shares in the form of ADSs during a twelve-month period commencing on December 15, 2019.

During the year ended December 31, 2020, the Company repurchased 1,936,742 ADSs from open market, at an aggregate consideration of approximately US$19 million.

In March 2021, the board of directors of the Company authorized another share repurchase program (the “Share Repurchase Program”), under which the Company may repurchase up to US$1 billion of its Class A ordinary shares in the form of ADSs (the “Repurchase Amount”). The first half of the Repurchase Amount has been completed during a twelve-month period commencing on March 29, 2021 while the second half of the Amount has been approved to perform during a twelve-month period commencing on December 15, 2021.

During the years ended December 31, 2021 and 2022, the Company repurchased 49,046,329 and 84,780,686 ADSs from the open market, at an aggregate consideration of approximately US$553 million and US$447 million in cash, respectively, under the Share Repurchase Program.

The Company accounts for the repurchased ordinary shares as treasury stock under the cost method, and records it as a component of the shareholders’ equity.

In 2022, the Company executed certain cash-enhanced share repurchase transactions under the Share Repurchase Program with third-party financial institutions with agreements to repurchase its shares at pre-determined purchase prices. The transactions expired in 2022 with no shares being repurchased. The Company received US$9.16 million (equivalent to approximately RMB75 million), as premiums derivated according to the terms of these transactions. These premiums were recognized directly within equity.

(v)
Puttable ordinary shares

From January to March 2018, the Company allotted and issued 24,757,517 ordinary shares of the Company to certain investors for an aggregate consideration of US$123 million (equivalents to approximately RMB803 million). The consideration comprised cash proceeds of US$67 million (equivalents to approximately RMB437 million) and business cooperation arrangements, in form of content cooperation, valued at approximately US$56 million (equivalents to approximately RMB365 million).

These shares rank pari passu in all respects with the shares in issue except that there is lock up period of 3 years on these shares and the holders have the right to sell their shares to the Company during the lock up period at a pre-determined price (“Put Right”). This arrangement is accounted for as compound instrument under share-based compensation arrangement with a debt component, representing the holders’ right to demand payment by exercising the Put Right, which is accounted for as cash-settled share-based compensation and the residual is an equity component accounted for as equity-settled shared-based compensation.

Upon the issuance, the present value of the estimated outflows of cash in relation to the Put Right of approximately US$67 million (equivalent to approximately RMB437 million) was recognized as a liability and subsequently measured at fair value. The residual balance of approximately US$56 million (equivalent to approximately RMB365 million) is accounted for as an equity-settled share-based compensation and recognized in equity. In January 2021, the Put Right expired and a carrying amount of RMB535 million of the relevant liability was derecognized and reclassified to equity accordingly.